Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2020
Revenue disaggregation and segmental analysis
Schedule of group's revenue and profit

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDA
31 March 2020	€m	€m	€m	€m	€m	€m	€m
Germany	10,696	1,055	11,751	300	25	12,076	5,077
Italy	4,833	583	5,416	101	12	5,529	2,068
UK	5,020	1,333	6,353	63	68	6,484	1,500
Spain	3,904	318	4,222	51	23	4,296	1,009
Other Europe	4,890	539	5,429	94	18	5,541	1,738
Eliminations	(130)	(1)	(131)	(2)	—	(133)	—
Europe	29,213	3,827	33,040	607	146	33,793	11,392
Vodacom	4,470	864	5,334	190	7	5,531	2,088
Other Markets	3,796	552	4,348	36	2	4,386	1,400
Rest of the World	8,266	1,416	9,682	226	9	9,917	3,488
Common Functions[2]	494	53	547	1,020	—	1,567	1
Eliminations	(102)	(1)	(103)	(200)	—	(303)	—
Group	37,871	5,295	43,166	1,653	155	44,974	14,881

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDA
31 March 2019	€m	€m	€m	€m	€m	€m	€m
Germany	9,145	1,077	10,222	139	29	10,390	4,079
Italy	5,030	722	5,752	97	8	5,857	2,202
UK	4,952	1,207	6,159	56	57	6,272	1,364
Spain	4,203	392	4,595	58	16	4,669	1,038
Other Europe	4,460	529	4,989	61	22	5,072	1,606
Eliminations	(110)	—	(110)	(6)	—	(116)	—
Europe	27,680	3,927	31,607	405	132	32,144	10,289
Vodacom	4,391	873	5,264	171	8	5,443	2,157
Other Markets	4,011	816	4,827	29	8	4,864	1,404
Rest of the World	8,402	1,689	10,091	200	16	10,307	3,561
Common Functions[2]	477	37	514	1,003	—	1,517	68
Eliminations	(101)	(1)	(102)	(200)	—	(302)	—
Group	36,458	5,652	42,110	1,408	148	43,666	13,918

Notes:

1	Other revenue includes lease revenue recognised under IAS 17 “Leases" for the year ended 31 March 2019 and IFRS 16 "Leases" for the year ended 31 March 2020 (see note 20).
2	Comprises central teams and business functions.

Schedule of reconciliation of adjusted EBITDA to operating profit/(loss)

	2020	2019	2018
	€m	€m	€m
		(re-presented)[1]
Adjusted EBITDA	14,881	13,918	14,737
Depreciation, amortisation and loss on disposal of fixed assets	(10,085)	(9,665)	(9,910)
Share of adjusted results in equity accounted associates and joint ventures[2]	(241)	(348)	389
Adjusted operating profit	4,555	3,905	5,216
Impairment losses	(1,685)	(3,525)	—
Restructuring costs[2]	(720)	(486)	(156)
Amortisation of acquired customer based and brand intangible assets[2]	(638)	(583)	(974)
Other income/(expense)[2]	2,257	(262)	213
Interest on lease liabilities	330	—	—
Operating profit/(loss)	4,099	(951)	4,299

Notes:

1

The results reflected in this table for the year ended 31 March 2019 were previously disclosed on an IAS 18 basis in the Annual Report for the year ended 31 March 2019 and have been re-presented in the table above on an IFRS 15 basis.

2

Share of results of equity accounted associates and joint ventures presented within the Consolidated income statement includes -€241m (2019: -€348 million, 2018 €389 million) included within Adjusted operating profit, -€25m (2019: -€26 million, 2018 -€9 million) included within Restructuring costs, -€215 million (2019: -€420 million, 2018 -€439 million) included within Amortisation of acquired customer based and brand intangible assets and -€2,024 million which is principally related to Vodafone Idea Limited (2019: -€114 million, 2018 €nil million) included within Other income/(expense).

Schedule of segmental assets and cash flow (IAS 18 basis)

				Other	Depreciation
	Non-current	Capital	Right-of-use	expenditure on	and		Operating
	assets[1]	expenditure[2]	assets	intangible assets	amortisation	Impairment loss	free cash flow[3]
	€m	€m	€m	€m	€m	€m	€m
31 March 2020
Germany	48,266	2,278	912	1,613	4,805	—	2,987
Italy	11,119	697	1,645	24	1,958	—	1,355
UK	7,790	753	733	—	2,160	—	930
Spain	7,229	761	386	—	1,763	(840)	324
Other Europe	9,138	823	298	29	1,706	(740)	1,079
Europe	83,542	5,312	3,974	1,666	12,392	(1,580)	6,675
Vodacom	5,400	802	174	55	939	—	1,341
Other Markets	1,561	587	290	55	672	—	812
Rest of the World	6,961	1,389	464	110	1,611	—	2,153
Common Functions	2,217	821	155	—	171	(105)	(1,107)
Group	92,720	7,522	4,593	1,776	14,174	(1,685)	7,721
31 March 2019
Germany	24,529	1,816	—	2	3,017	—	2,425
Italy	11,031	784	—	2,219	1,337	—	1,552
UK	7,405	804	—	408	1,612	—	689
Spain	7,438	813	—	216	1,318	(2,930)	443
Other Europe	7,093	775	—	42	1,073	(310)	861
Europe	57,496	4,992	—	2,887	8,357	(3,240)	5,970
Vodacom	5,503	810	—	91	758	—	1,379
Other Markets	3,429	626	—	34	673	(255)	769
Rest of the World	8,932	1,436	—	125	1,431	(255)	2,148
Common Functions	2,009	799	—	—	7	(30)	(1,047)
Group	68,437	7,227	—	3,012	9,795	(3,525)	7,071
31 March 2018
Germany	25,444	1,673	—	24	3,095	—	2,147
Italy	9,232	797	—	629	1,479	—	1,607
UK	7,465	889	—	—	1,600	—	408
Spain	10,576	863	—	—	1,371	—	628
Other Europe	7,441	710	—	93	1,092	—	788
Europe	60,158	4,932	—	746	8,637	—	5,578
Vodacom	5,841	763	—	1	776	—	1,453
Other Markets	3,607	729	—	—	923	—	725
Rest of the World	9,448	1,492	—	1	1,699	—	2,178
Common Functions	1,976	897	—	—	73	—	(755)
Group (IAS 18 basis)	71,582	7,321	—	747	10,409	—	7,001

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment (excluding right-of-use assets) and computer software, reported within intangibles. Excludes licences and spectrum additions.
3	The Group’s measure of segment cash flow is reconciled to the closest equivalent GAAP measure, cash generated by operations, on page 240.